Expense Example {- Templeton Foreign Fund} - Templeton Foreign Fund-28 - Templeton Foreign Fund	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 656
3 years	897
5 years	1,158
10 years	1,901
Class C
Expense Example:
1 year	287
3 years	599
5 years	1,036
10 years	2,252
Class R
Expense Example:
1 year	137
3 years	445
5 years	776
10 years	1,711
Class R6
Expense Example:
1 year	70
3 years	242
5 years	429
10 years	971
Advisor Class
Expense Example:
1 year	86
3 years	289
5 years	509
10 years	$ 1,141